Restatement of Previously Issued Financial Statements (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net loss:
From continuing operations		$ (1,613,777)
From discontinued operation
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of computer and office equipment, fixtures, and furniture		3,743
Loss on disposal of computer and office equipment, fixtures, and furniture	$ 141	997
Amortization of right-of-use assets		155,099
Inventory loss included in cost of sales			$ 186,383	$ 0
Stock-based compensation expense	0	54,506	318,137	0
Write off of amounts due from related companies		156,826
Loss on disposal of a subsidiary		90,493
Changes in operating assets and liabilities:
Accounts receivable	(436,923)	(174,940)	70,611	65,142
Inventories	101,816	(78,802)	(182,531)	162,276
Prepaid expenses and other current assets	(112,070)	(94,869)	46,058	(254,853)
Accrued expenses and other payables	(13,388)	586,656	(23,447)	140,295
Value added and other tax payable			0	42,691
Cash paid for value added and other tax payable
Net cash used in continuing operations		(914,068)
Net cash used in discontinued operation		(56,422)
Net cash used in operating activities		(970,490)
Cash flows from investing activities
Purchase of computer and office equipment, fixtures, and furniture		(22,369)	0	(5,632)
Cash consideration received from the disposal of a subsidiary		140,500
Net cash provided by continuing operations		118,131
Net cash provided by discontinued operation
Net cash provided by investing activities		118,131	0	(988)
Cash flows from financing activities:
Proceeds from private placement	110,380	533,501	234,000	50,000
Proceeds from bank loans	1,561,983	1,022,502	567,431	663,505
Repayment of bank loans	(969,976)	(427,751)	(402,254)	(460,030)
Payment from related companies		246,831
Advances to related companies		(79,320)	(136,135)	(299,010)
Net cash provided by continuing operations	715,090	1,295,763
Net cash provided by discontinued operation
Net cash provided by financing activities	715,090	1,295,763	263,042	(95,535)
Effect of exchange rate changes on cash		(267,287)
Net increase (decrease) in cash	(132,579)	176,117	(92,871)	$ 133,800
Cash at beginning of year	277,836	101,491
Cash at beginning of year held by discontinued operation		228
Cash at end of year held by discontinued operation			228
Cash at end of year		277,836	101,491
Previously Reported [Member]
Net loss:
From continuing operations		(1,759,377)
From discontinued operation		(535,480)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of computer and office equipment, fixtures, and furniture		4,596
Loss on disposal of computer and office equipment, fixtures, and furniture		997
Amortization of right-of-use assets		165,731
Inventory loss included in cost of sales		510,298
Stock-based compensation expense		54,506
Write off of amounts due from related companies
Loss on disposal of a subsidiary		525,063
Changes in operating assets and liabilities:
Accounts receivable		(277,223)
Inventories		(110,699)
Prepaid expenses and other current assets		(33,800)
Accrued expenses and other payables		383,514
Value added and other tax payable		65,456
Cash paid for value added and other tax payable		7,263
Net cash used in continuing operations		(999,155)
Net cash used in discontinued operation
Net cash used in operating activities		(999,155)
Cash flows from investing activities
Purchase of computer and office equipment, fixtures, and furniture		(22,369)
Cash consideration received from the disposal of a subsidiary		140,500
Net cash provided by continuing operations		118,131
Net cash provided by discontinued operation
Net cash provided by investing activities		118,131
Cash flows from financing activities:
Proceeds from private placement		533,501
Proceeds from bank loans		1,022,502
Repayment of bank loans		(427,751)
Payment from related companies		246,831
Advances to related companies		(79,320)
Net cash provided by continuing operations		1,295,763
Net cash provided by discontinued operation
Net cash provided by financing activities		1,295,763
Effect of exchange rate changes on cash		(238,622)
Net increase (decrease) in cash		176,117
Cash at beginning of year	277,836	101,719
Cash at beginning of year held by discontinued operation
Cash at end of year held by discontinued operation
Cash at end of year		277,836	101,719
Revision of Prior Period, Adjustment [Member]
Net loss:
From continuing operations		145,600
From discontinued operation		535,480
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of computer and office equipment, fixtures, and furniture		(853)
Loss on disposal of computer and office equipment, fixtures, and furniture
Amortization of right-of-use assets		(10,632)
Inventory loss included in cost of sales		(510,298)
Stock-based compensation expense
Write off of amounts due from related companies		156,826
Loss on disposal of a subsidiary		(434,570)
Changes in operating assets and liabilities:
Accounts receivable		102,283
Inventories		31,897
Prepaid expenses and other current assets		(61,069)
Accrued expenses and other payables		203,142
Value added and other tax payable		(65,456)
Cash paid for value added and other tax payable		(7,263)
Net cash used in continuing operations		85,087
Net cash used in discontinued operation		(56,422)
Net cash used in operating activities		28,665
Cash flows from investing activities
Purchase of computer and office equipment, fixtures, and furniture
Cash consideration received from the disposal of a subsidiary
Net cash provided by continuing operations
Net cash provided by discontinued operation
Net cash provided by investing activities
Cash flows from financing activities:
Proceeds from private placement
Proceeds from bank loans
Repayment of bank loans
Payment from related companies
Advances to related companies
Net cash provided by continuing operations
Net cash provided by discontinued operation
Net cash provided by financing activities
Effect of exchange rate changes on cash		(28,665)
Net increase (decrease) in cash
Cash at beginning of year		(228)
Cash at beginning of year held by discontinued operation		228
Cash at end of year held by discontinued operation			228
Cash at end of year			$ (228)